LEASE (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
LEASE
Current Portion Included In Accrued Liabilities	$ 116,243	$ 107,192	$ 60,379
Long Term Lease Liability	95,347	183,589	0
Operating lease liability	$ 211,590	$ 290,781	$ 60,379